Dividends - Dividend Reconciliation (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends
Loss attributable to the owners of Sibanye-Stillwater			R (5,171)	R (7,297)	R (37,772)
Adjusted for:
Loss/(gain) on financial instruments			3,794	(5,433)	(235)
(Gain)/loss on foreign exchange differences			155	(215)	1,973
Gain on disposal of property, plant and equipment			14	(55)	(105)
Impairments and reversal of impairments			14,007	9,173	47,454
Gain on acquisition		R 0	0	0	(898)
Restructuring costs			247	550	515
Transaction costs			4,543	851	474
Occupational healthcare loss/(gain)			49	(76)	(365)
Gain on remeasurement of previous interest in Kroondal	R 0		0	0	(298)
Gain on increase in equity-accounted investment			(5)	(2)	(5)
Change in estimated deferred tax rate			103	(364)	726
Share of results of equity-accounted investees after tax			(337)	(212)	1,174
Provision for community costs post closure			0	24	0
Section 45X credits recognised for 2023 and 2024			(4,403)	0	0
Cyber security costs			0	67	0
Compensation for losses incurred			(142)	(26)	0
Corporate leadership costs			50	0	0
Gain on assets held for sale			(16)	0	0
Tax effect of the items adjusted above			(875)	332	(6,664)
NCI effect of the items listed above			(1,140)	793	(276)
Normalised earnings			R 10,563	R (1,460)	R 1,752